                  VAN KAMPEN LIMITED MATURITY GOVERNMENT FUND

                       SUPPLEMENT DATED NOVEMBER 29, 1999
                     TO THE PROSPECTUS DATED APRIL 30, 1999
                       AS SUPPLEMENTED ON OCTOBER 1, 1999

                  THE PROSPECTUS IS HEREBY AMENDED AS FOLLOWS:

    1. In the section entitled "FEES AND EXPENSES OF THE FUND", the third and fourth footnote under the "SHAREHOLDER FEES" chart are hereby deleted and replaced with the following:

        (3) For purchases of shares, the maximum deferred sales charge is 2.00% in the first year after purchase, declining thereafter as follows:

                      Year 1 -- 2.00%
                      Year 2 -- 1.50%
                      Year 3 -- 1.00%
                      Year 4 -- 0.50%
                      After  -- None

            See "Purchase of Shares -- Class B Shares."

        (4) For purchases of shares, the maximum deferred sales charge is 0.75% in the first year after purchase and 0.00% thereafter.

            See "Purchase of Shares -- Class C Shares."

    2. In the section entitled "PURCHASE OF SHARES -- CLASS B SHARES", the "CLASS B SHARES SALES CHARGE SCHEDULES" are hereby deleted and replaced with the following:

                                 CLASS B SHARES
                             SALES CHARGE SCHEDULE

                                         CONTINGENT DEFERRED SALES CHARGE
                                            AS A PERCENTAGE OF DOLLAR
         YEAR SINCE PURCHASE                 AMOUNT SUBJECT TO CHARGE
         -------------------             --------------------------------
First................................                   2.00%
Second...............................                   1.50%
Third................................                   1.00%
Fourth...............................                   0.50%
Fifth and after......................                    None

    3. In the section entitled "PURCHASE OF SHARES -- CLASS C SHARES," the second paragraph is hereby deleted.

                  VAN KAMPEN LIMITED MATURITY GOVERNMENT FUND

                       SUPPLEMENT DATED NOVEMBER 29, 1999
                TO THE STATEMENT OF ADDITIONAL INFORMATION DATED
         APRIL 30, 1999 AS PREVIOUSLY SUPPLEMENTED ON JUNE 15, 1999 AND
                                OCTOBER 1, 1999

    In the section entitled "DISTRIBUTION AND SERVICE" the second paragraph following the Class A Share, Sales Charge table is hereby deleted and replaced with the following:

        Proceeds from any contingent deferred sales charge and any distribution fees on Class B Shares and Class C Shares of the Fund are paid to the Distributor and are used by the Distributor to defray its distribution related expenses in connection with the sale of the Fund's shares as the payment to authorized dealers for selling such shares. With respect to Class C Shares, the authorized dealers generally are paid the ongoing commission and transaction fees of up to 0.65% of the average daily net assets of the Fund's Class C Shares annually commencing in the second year after purchase.